VAT Receivable and Tax Credits - Additional Information (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Trade and other current receivables [abstract]
Unfiled VAT receivable with HMRC	$ 27,112	$ 30,654
Research and development tax credits received	$ 900,240	$ 136,661